Cover	Oct. 21, 2024
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	XENETIC BIOSCIENCES, INC.
Entity Central Index Key	0001534525
Entity Tax Identification Number	45-2952962
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	945 Concord Street
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	781
Local Phone Number	778-7720
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Oct. 21, 2024